Shareholder Report, Average Annual Return (Details) 191615_DoubleLine Low Duration Bond Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	60 Months Ended	80 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	4.64%	3.17%	2.92%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.14%
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	3.75%	1.86%	2.03%
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Years Index
Average Annual Return, Percent	4.03%	2.06%	2.19%